Debt - Schedule of Terms and Carrying Value of Debt Instrument (Detail) In Millions, unless otherwise specified			12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended			0 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	May 31, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2013 Senior cash pay notes [Member] USD [Member]	May 31, 2012 Senior cash pay notes [Member] USD [Member] USD ($)	May 31, 2013 Senior PIK toggle notes [Member] USD [Member]	May 31, 2012 Senior PIK toggle notes [Member] USD [Member] USD ($)	May 31, 2013 Senior PIK toggle notes [Member] USD [Member] Minimum [Member]	May 31, 2013 Senior PIK toggle notes [Member] USD [Member] Maximum [Member]	May 31, 2013 Senior subordinated notes [Member] USD [Member]	May 31, 2012 Senior subordinated notes [Member] USD [Member] USD ($)	May 31, 2013 Senior notes [Member] USD [Member] USD ($)	Aug. 08, 2012 Senior notes [Member] USD [Member]	May 31, 2013 Senior subordinated notes [Member] USD [Member] USD ($)	May 31, 2013 European facilities [Member] Euro [Member] USD ($)	May 31, 2013 European facilities [Member] Euro [Member] EUR (€)	May 31, 2012 European facilities [Member] Euro [Member] USD ($)	May 31, 2012 European facilities [Member] Euro [Member] EUR (€)	May 31, 2013 China Facility [Member] USD [Member] USD ($)	May 31, 2012 China Facility [Member] USD [Member] USD ($)	May 31, 2013 China Facility [Member] USD [Member] LIBOR [Member]	Aug. 02, 2012 Term loan facility, 25-Mar-15 [Member]	May 31, 2013 Term loan facility, 25-Mar-15 [Member] Euro [Member] USD ($)	May 31, 2013 Term loan facility, 25-Mar-15 [Member] Euro [Member] EUR (€)	May 31, 2012 Term loan facility, 25-Mar-15 [Member] Euro [Member] USD ($)	May 31, 2012 Term loan facility, 25-Mar-15 [Member] Euro [Member] EUR (€)	May 31, 2013 Term loan facility, 25-Mar-15 [Member] Euro [Member] LIBOR [Member]	May 31, 2013 Term loan facility, 25-Mar-15 [Member] USD [Member] USD ($)	May 31, 2012 Term loan facility, 25-Mar-15 [Member] USD [Member] USD ($)	May 31, 2013 Term loan facility, 25-Mar-15 [Member] USD [Member] LIBOR [Member]	May 31, 2013 Term loan facility, 25-Jul-17 [Member] Euro [Member] USD ($)	May 31, 2013 Term loan facility, 25-Jul-17 [Member] Euro [Member] EUR (€)	May 31, 2013 Term loan facility, 25-Jul-17 [Member] Euro [Member] LIBOR [Member]	May 31, 2013 Term loan facility, 25-Jul-17 [Member] USD [Member] USD ($)	May 31, 2013 Term loan facility, 25-Jul-17 [Member] USD [Member] LIBOR [Member]	May 31, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD/EUR [Member] USD ($)	May 31, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD/EUR [Member] LIBOR [Member]	Aug. 02, 2012 Cash flow revolving credit facility, 25-Apr-17 [Member] USD [Member]	May 31, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD [Member] USD ($)	May 31, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD [Member] LIBOR [Member]	May 31, 2013 Asset-based revolving credit facility [Member] Euro [Member] EUR (€)	May 31, 2013 Asset-based revolving credit facility [Member] Euro [Member] LIBOR [Member]	May 31, 2013 Asset-based revolving credit facility [Member] USD [Member] USD ($)	May 31, 2013 Asset-based revolving credit facility [Member] USD [Member] LIBOR [Member]
Debt Instrument [Line Items]
Maturity period of term loan under the credit facility			Oct. 15, 2017		Oct. 15, 2017				Oct. 15, 2017		Aug. 01, 2020		Oct. 01, 2020					Jan. 16, 2016			Mar. 25, 2015	Mar. 25, 2015	Mar. 25, 2015				Mar. 25, 2015			Jul. 25, 2017	Jul. 25, 2017		Jul. 25, 2017		Apr. 25, 2017		Apr. 25, 2017	Apr. 25, 2017		Jul. 25, 2017		Jul. 25, 2017
Interest rate description														Interest Free	Interest Free			LIBOR + 2.10%				LIBOR + 3.00%	LIBOR + 3.00%				LIBOR + 3.00%			LIBOR + 4.00%	LIBOR + 4.00%		LIBOR + 3.75%		LIBOR + 3.50%			LIBOR + 3.50%		LIBOR + 1.75%		LIBOR + 1.75%
Interest rate			10.00%				10.375%	11.125%	11.625%		6.50%	6.50%	6.50%
Debt Instruments basis spread on variable rate																				2.10%						3.00%			3.00%			4.00%		3.75%		3.50%			3.50%		1.75%		1.75%
Premium on notes	$ 37.7	$ 3.0
Total debt	$ 5,966.4	$ 5,827.8		$ 761.0		$ 771.0				$ 1,015.0	$ 1,825.0		$ 800.0	$ 2.3	€ 1.8	$ 3.5	€ 2.8	$ 6.0	$ 0			$ 217.9	€ 167.8	$ 1,039.6	€ 835.6		$ 104.3	$ 2,234.7		$ 856.4	€ 659.4		$ 2,116.8		$ 0			$ 0		€ 0		$ 0